10-Q OTHER INVESTMENTS AND OTHER NONCURRENT ASSETS (Tables)	3 Months Ended
Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Equity Securities, at Fair Value	As of March 31, 2024 and December 31, 2023, the value of the S&P 500 options was $3,513,964 and $2,348,998, respectively, recorded in the following accounts on the consolidated balance sheets:

	March 31, 2024	December 31, 2023
Current assets:
Equity securities, at fair value	$3,403,897	$2,252,891
Noncurrent assets:
Equity securities, at fair value	110,067	96,107
Total	$3,513,964	$2,348,998